Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31, 2025	March 31, 2024
Office equipment and furniture	$74,694	$57,360
Motor vehicles	16,901	14,818
Total	91,595	72,178
Less: Accumulated depreciation	(82,664)	(63,801)
Property and equipment, net	$8,931	$8,377